PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited)
1
Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95.9%
Brazil : 2.8%
83,700
Banco do Brasil SA
$ 342,073
0.3
123,600  Caixa Seguridade
Participacoes S/A
293,963
0.3
166,200
CCR SA
301,363
0.3
183,131  Cia Siderurgica Nacional
SA
336,324
0.3
218,321
Cosan SA
360,312
0.3
98,000
(1)(2)
Hapvida Participacoes e
Investimentos S/A
43,000
0.0
41,800
JBS S/A
256,769
0.2
95,600
Natura & Co. Holding SA
214,976
0.2
9,000
Suzano SA
92,965
0.1
38,664
Telefonica Brasil SA
316,674
0.3
146,619
TIM SA/Brazil
377,708
0.4
5,571
Vale SA - Foreign
54,730
0.1
2,990,857
2.8
Chile : 0.4%
113,027
(2)
Falabella SA
387,196
0.4
China : 24.4%
27,500  37 Interactive
Entertainment Network
Technology Group Co. Ltd.
- Class A
64,525
0.1
39,500  AAC Technologies
Holdings, Inc.
178,544
0.2
200,300  Alibaba Group Holding
Ltd.
2,187,526
2.0
3,400  Anhui Gujing Distillery Co.
Ltd. - Class B
48,891
0.0
7,886
Autohome, Inc., ADR
216,944
0.2
64,500  Bank of Chengdu Co. Ltd.
- Class A
142,477
0.1
1,468,000  Bank of China Ltd. - Class
H
684,479
0.6
160,300  Bank of Jiangsu Co. Ltd. -
Class A
201,192
0.2
50,500  Bank of Nanjing Co. Ltd. -
Class A
73,901
0.1
18,100  Beijing Tiantan Biological
Products Corp. Ltd. -
Class A
53,949
0.1
204,800  BOE Technology Group
Co. Ltd. - Class A
122,235
0.1
9,500
BYD Co. Ltd. - Class H
313,357
0.3
572,000  China CITIC Bank Corp.
Ltd. - Class H
365,474
0.3
774,000  China Communications
Services Corp. Ltd. - Class
H
407,905
0.4
1,300,000  China Construction Bank
Corp. - Class H
982,877
0.9
86,000
(1)
China Feihe Ltd.
63,594
0.1
69,000  China Hongqiao Group
Ltd.
101,339
0.1
272,000  China Minsheng Banking
Corp. Ltd. - Class H
106,141
0.1
394,000  China Oilfield Services
Ltd. - Class H
341,176
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
104,000  China Railway Group Ltd.
- Class H
$ 50,271
0.0
114,418  China Railway Signal &
Communication Corp. Ltd.
- Class A
101,090
0.1
29,600
(1)
China Resources Mixc
Lifestyle Services Ltd.
112,247
0.1
196,000
(1)
China Resources
Pharmaceutical Group Ltd.
132,515
0.1
2,772,000
(1)
China Tower Corp. Ltd. -
Class H
364,754
0.3
119,900  China XD Electric Co. Ltd.
- Class A
125,742
0.1
51,400  China Yangtze Power Co.
Ltd. - Class A
194,143
0.2
294,000  CMOC Group Ltd. - Class
H
220,303
0.2
38,200  Dong-E-E-Jiao Co. Ltd. -
Class A
307,776
0.3
23,700  Dongfang Electric Corp.
Ltd. - Class A
49,981
0.0
290,000
Fosun International Ltd.
157,708
0.1
8,000
(1)
Fuyao Glass Industry
Group Co. Ltd. - Class H
53,830
0.1
16,800
(1)
Giant Biogene Holding
Co. Ltd.
108,537
0.1
161,200  Goldwind Science &
Technology Co. Ltd. -
Class A
249,856
0.2
187,000  Great Wall Motor Co. Ltd.
- Class H
302,886
0.3
83,900  GRG Banking Equipment
Co. Ltd. - Class A
152,148
0.1
18,400  Haier Smart Home Co.
Ltd. - Class H
61,887
0.1
26,000
(1)
Hansoh Pharmaceutical
Group Co. Ltd.
64,793
0.1
69,000  Hisense Home Appliances
Group Co. Ltd. - Class H
195,672
0.2
67,600
(1)
Huatai Securities Co. Ltd.
- Class H
116,921
0.1
256,592  Industrial & Commercial
Bank of China Ltd. - Class
H
151,287
0.1
260,000  Inner Mongolia Yuan Xing
Energy Co. Ltd. - Class A
210,629
0.2
32,502
JD.com, Inc. - Class A
607,560
0.6
178,000  Jiangsu Expressway Co.
Ltd. - Class H
180,876
0.2
22,400  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
49,514
0.0
2,530
KE Holdings, Inc., ADR
47,691
0.0
100,200
Kingsoft Corp. Ltd.
407,560
0.4
400  Kweichow Moutai Co. Ltd.
- Class A
84,941
0.1
346,000
Lenovo Group Ltd.
409,430
0.4
22,900  Livzon Pharmaceutical
Group, Inc. - Class A
121,381
0.1
66,220
(1)(2)
Meituan - Class B
1,396,797
1.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
30,400  MINISO Group Holding
Ltd.
$ 152,046
0.1
32,000  NARI Technology Co. Ltd.
- Class A
109,861
0.1
31,900
NetEase, Inc.
555,356
0.5
25,700  Ningbo Sanxing Medical
Electric Co. Ltd. - Class A
110,137
0.1
933,000  People's Insurance Co.
Group of China Ltd. -
Class H
446,593
0.4
366,000  PetroChina Co. Ltd. -
Class H
260,593
0.2
324,000  PICC Property & Casualty
Co. Ltd. - Class H
491,931
0.5
105,000  Ping An Insurance Group
Co. of China Ltd. - Class H
610,657
0.6
20,000
(1)
Pop Mart International
Group Ltd.
232,166
0.2
4,361
Qifu Technology, Inc., ADR
166,198
0.2
164,000  Shanghai Baosight
Software Co. Ltd. - Class
B
272,509
0.3
209,300  Shanghai Pharmaceuticals
Holding Co. Ltd. - Class H
349,730
0.3
25,500  Shenzhen YUTO
Packaging Technology Co.
Ltd. - Class A
86,664
0.1
15,200  Sieyuan Electric Co. Ltd.
- Class A
163,683
0.2
6,000
Silergy Corp.
78,571
0.1
153,100  Sinoma International
Engineering Co. - Class A
221,704
0.2
61,200  Sinopharm Group Co. Ltd.
- Class H
160,424
0.1
42,500
Sinotruk Hong Kong Ltd.
117,722
0.1
43,100
TBEA Co. Ltd. - Class A
81,312
0.1
97,000
Tencent Holdings Ltd.
5,009,396
4.7
10,560  Tencent Music
Entertainment Group, ADR
120,490
0.1
120,800  Tian Di Science &
Technology Co. Ltd. -
Class A
100,198
0.1
36,600  Tianqi Lithium Corp. -
Class A
194,187
0.2
344,000
(1)
Topsports International
Holdings Ltd.
108,481
0.1
7,488  Vipshop Holdings Ltd.,
ADR
103,409
0.1
197,000  Weichai Power Co. Ltd. -
Class H
273,172
0.3
94,500  Western Mining Co. Ltd. -
Class A
221,814
0.2
3,700  Wuliangye Yibin Co. Ltd. -
Class A
75,578
0.1
192,600
(1)(2)
Xiaomi Corp. - Class B
693,183
0.6
12,100  Yealink Network
Technology Corp. Ltd. -
Class A
63,709
0.1
70,800  Yutong Bus Co. Ltd. -
Class A
214,603
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
54,400  Zhejiang Chint Electrics
Co. Ltd. - Class A
$ 171,503
0.2
91,200  Zhejiang Longsheng
Group Co. Ltd. - Class A
128,278
0.1
19,000  Zhejiang NHU Co. Ltd. -
Class A
57,300
0.1
79,200  Zhuzhou CRRC Times
Electric Co. Ltd. - Class H
281,224
0.3
57,200
ZTE Corp. - Class H
139,771
0.1
26,071,405
24.4
Colombia : 0.2%
61,660  Interconexion Electrica
SA ESP
233,668
0.2
Egypt : 0.2%
451,351
Eastern Co. SAE
246,928
0.2
Greece : 1.4%
168,142  Alpha Services and
Holdings SA
261,510
0.2
155,568  Eurobank Ergasias
Services and Holdings SA
329,904
0.3
36,712  National Bank of Greece
SA
259,166
0.2
5,137
OPAP SA
84,278
0.1
80,766  Piraeus Financial Holdings
SA
296,983
0.3
21,767
Public Power Corp. SA
263,763
0.3
1,495,604
1.4
Hong Kong : 1.4%
60,000  Beijing Enterprises
Holdings Ltd.
189,160
0.2
622,000  Bosideng International
Holdings Ltd.
324,782
0.3
158,000  China Merchants Port
Holdings Co. Ltd.
250,569
0.2
104,000  China Overseas Land &
Investment Ltd.
179,699
0.2
494,000
Far East Horizon Ltd.
333,355
0.3
550,000  Sino Biopharmaceutical
Ltd.
231,723
0.2
1,509,288
1.4
Hungary : 0.4%
15,631
Richter Gedeon Nyrt
415,774
0.4
India : 18.3%
3,444
ABB India Ltd.
303,227
0.3
18,424  Adani Ports & Special
Economic Zone Ltd.
260,412
0.2
1,799  Apollo Hospitals Enterprise
Ltd.
145,590
0.1
18,414
Aurobindo Pharma Ltd.
275,852
0.3
66,623
Axis Bank Ltd.
898,651
0.8
145,249
Bharat Electronics Ltd.
531,375
0.5
20,245  Bharat Heavy Electricals
Ltd.
60,515
0.1
27,035
Bharti Airtel Ltd.
522,041
0.5
11,693
Cipla Ltd./India
212,615
0.2
10,956  Colgate-Palmolive India
Ltd.
375,237
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India (continued)
23,554
DLF Ltd.
$ 230,208
0.2
19,735
Havells India Ltd.
401,938
0.4
38,395
HCL Technologies Ltd.
842,378
0.8
7,171
(1)
HDFC Asset Management
Co. Ltd.
357,660
0.3
8,721
HDFC Bank Ltd.
186,104
0.2
1,656
Hero MotoCorp Ltd.
93,532
0.1
56,018
Hindalco Industries Ltd.
436,320
0.4
1,116
Hindustan Aeronautics Ltd.
59,338
0.1
116,922
ICICI Bank Ltd.
1,798,925
1.7
5,711
(1)
ICICI Lombard General
Insurance Co. Ltd.
125,963
0.1
113,051
Indian Oil Corp. Ltd.
186,254
0.2
580
Info Edge India Ltd.
56,782
0.1
32,353
Infosys Ltd.
713,535
0.7
58,628
ITC Ltd.
331,500
0.3
21,951
Kotak Mahindra Bank Ltd.
459,888
0.4
22,402
Larsen & Toubro Ltd.
989,743
0.9
759
(1)
LTIMindtree Ltd.
55,601
0.1
14,379
Lupin Ltd.
349,386
0.3
2,073
Maruti Suzuki India Ltd.
272,345
0.3
130,453
NMDC Ltd.
356,752
0.3
176,313  Oil & Natural Gas Corp.
Ltd.
537,251
0.5
8,942
Oil India Ltd.
52,082
0.0
385  Oracle Financial Services
Software Ltd.
53,495
0.1
1,893
PI Industries Ltd.
91,228
0.1
5,122
Pidilite Industries Ltd.
185,867
0.2
74,259
Power Finance Corp. Ltd.
436,125
0.4
177,055  Power Grid Corp. of India
Ltd.
691,263
0.6
74,956
REC Ltd.
473,734
0.4
50,984
Reliance Industries Ltd.
782,340
0.7
18,703
Shriram Finance Ltd.
669,401
0.6
15,073  Sun Pharmaceutical
Industries Ltd.
318,149
0.3
1,249
Supreme Industries Ltd.
68,834
0.1
23,206  Tata Consultancy Services
Ltd.
1,175,430
1.1
319,524
Tata Steel Ltd.
548,306
0.5
23,006
Tech Mahindra Ltd.
467,450
0.4
11,880  Torrent Pharmaceuticals
Ltd.
468,076
0.4
104,110
Vedanta Ltd.
560,232
0.5
7,264
Zydus Lifesciences Ltd.
83,227
0.1
19,552,157
18.3
Indonesia : 1.0%
403,600
Astra International Tbk PT
130,026
0.1
1,062,700
Bank Central Asia Tbk PT
670,685
0.6
214,000  Bank Negara Indonesia
Persero Tbk PT
67,349
0.1
469,500  Indah Kiat Pulp & Paper
Tbk PT
215,066
0.2
1,083,126
1.0
Ireland : 0.8%
9,361
(2)
PDD Holdings, Inc., ADR
903,898
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Luxembourg : 0.3%
10,965
Reinet Investments SCA
$ 294,325
0.3
Malaysia : 2.0%
270,100
AMMB Holdings Bhd
327,555
0.3
126,300
Axiata Group Bhd
66,558
0.1
360,100
Genting Bhd
303,242
0.3
722,800
Genting Malaysia Bhd
351,489
0.3
45,700
Hong Leong Bank Bhd
212,737
0.2
82,300
Malayan Banking Bhd
188,853
0.2
424,800
Public Bank Bhd
427,391
0.4
218,000
Sime Darby Bhd
111,928
0.1
172,600  YTL Power International
Bhd
132,359
0.1
2,122,112
2.0
Mexico : 1.8%
207,400
Alfa SAB de CV - Class A
157,294
0.2
168,900
America Movil SAB de CV
125,598
0.1
123,600
(1)
Banco del Bajio SA
261,788
0.2
10,100  Coca-Cola Femsa SAB
de CV
80,636
0.1
313,478  Fibra Uno Administracion
SA de CV
327,960
0.3
7,600  Grupo Financiero Banorte
SAB de CV - Class O
50,988
0.1
165,509  Kimberly-Clark de Mexico
SAB de CV - Class A
225,681
0.2
263,300  Orbia Advance Corp. SAB
de CV
236,409
0.2
153,614  Wal-Mart de Mexico SAB
de CV
408,779
0.4
1,875,133
1.8
Peru : 0.1%
324
Credicorp Ltd.
60,092
0.1
Philippines : 0.6%
222,300
Ayala Land, Inc.
108,584
0.1
30,650  International Container
Terminal Services, Inc.
193,409
0.2
132,800
JG Summit Holdings, Inc.
50,006
0.0
148,490  Metropolitan Bank & Trust
Co.
193,254
0.2
3,875
PLDT, Inc.
85,913
0.1
631,166
0.6
Poland : 0.8%
5,927
Alior Bank SA
133,554
0.1
2,775  Bank Polska Kasa Opieki
SA
92,756
0.1
20
L.P. SA
77,307
0.0
21,763  Powszechna Kasa
Oszczednosci Bank Polski
SA
299,860
0.3
28,230  Powszechny Zaklad
Ubezpieczen SA
307,833
0.3
911,310
0.8
Qatar : 0.9%
478,152
Barwa Real Estate Co.
363,425
0.3
444,779  Mesaieed Petrochemical
Holding Co.
187,147
0.2
111,396
Ooredoo QPSC
362,243
0.3

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Qatar (continued)
16,776
Qatar Fuel QSC
$ 68,237
0.1
981,052
0.9
Russia : —%
354,185
(3)
Alrosa PJSC
—
—
10,144,776
(3)
Inter RAO UES PJSC
—
—
15,442
(3)
Lukoil PJSC
—
—
9,459
(3)
Magnit PJSC
—
—
116,758
(3)
Mobile TeleSystems PJSC
—
—
4,585
(3)
Severstal PAO
—
—
130,134
(3)
Surgutneftegas PJSC
—
—
125,422
(3)
Tatneft PJSC
—
—
—
—
Saudi Arabia : 2.8%
5,795
Almarai Co. JSC
86,249
0.1
99,423
Arab National Bank
505,753
0.5
19,083
Etihad Etisalat Co.
280,386
0.3
41,053  Sahara International
Petrochemical Co.
265,589
0.2
55,795
Saudi Awwal Bank
460,477
0.4
29,885  Saudi Basic Industries
Corp.
548,079
0.5
72,639
Saudi National Bank
627,651
0.6
22,605  Yanbu National
Petrochemical Co.
224,746
0.2
2,998,930
2.8
Singapore : 0.4%
52,300
(1)
BOC Aviation Ltd.
404,350
0.4
South Africa : 2.2%
60,851
Absa Group Ltd.
582,629
0.5
2,390
Bid Corp. Ltd.
58,286
0.0
28,387
Exxaro Resources Ltd.
263,151
0.2
20,922
Gold Fields Ltd.
299,909
0.3
2,240
Naspers Ltd. - Class N
505,783
0.5
5,345
Nedbank Group Ltd.
86,027
0.1
54,899
OUTsurance Group Ltd.
197,001
0.2
10,606
Shoprite Holdings Ltd.
174,694
0.2
49,531
(2)
Sibanye Stillwater Ltd.
49,705
0.0
13,520
Standard Bank Group Ltd.
177,763
0.2
2,394,948
2.2
South Korea : 10.4%
1,216
CJ CheilJedang Corp.
230,578
0.2
1,226
Coway Co. Ltd.
58,098
0.0
4,203
DB Insurance Co. Ltd.
329,749
0.3
5,648
GS Holdings Corp.
170,000
0.2
1,268
Hana Financial Group, Inc.
56,861
0.0
7,459  Hankook Tire &
Technology Co. Ltd.
202,168
0.2
590
Hanmi Pharm Co. Ltd.
115,625
0.1
6,516
HD Hyundai Co. Ltd.
364,441
0.3
681  HD Hyundai Electric Co.
Ltd.
173,032
0.2
2,935
(2)
HD Korea Shipbuilding &
Offshore Engineering Co.
Ltd.
432,296
0.4
1,700
Hyundai Mobis Co. Ltd.
292,746
0.3
13,177
Hyundai Steel Co.
198,599
0.2
7,915
KB Financial Group, Inc.
546,650
0.5
7,052
Kia Corp.
472,222
0.4
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
7,853  Korea Investment Holdings
Co. Ltd.
$ 421,942
0.4
1,613  Kumho Petrochemical Co.
Ltd.
114,680
0.1
1,416
LG Chem Ltd.
289,705
0.3
2,774
LG Electronics, Inc.
179,302
0.2
861
LG H&H Co. Ltd.
192,453
0.2
29,428
LG Uplus Corp.
244,896
0.2
1,695
Lotte Chemical Corp.
78,653
0.1
17,563  Mirae Asset Securities
Co. Ltd.
108,106
0.1
39,706  NH Investment &
Securities Co. Ltd.
380,610
0.3
1,325
Samsung C&T Corp.
113,647
0.1
806  Samsung Electro-
Mechanics Co. Ltd.
62,927
0.1
72,751  Samsung Electronics Co.
Ltd.
2,860,804
2.7
1,561  Samsung Fire & Marine
Insurance Co. Ltd.
441,634
0.4
899  Samsung Life Insurance
Co. Ltd.
69,259
0.1
998
Samsung SDS Co. Ltd.
105,412
0.1
8,461  Shinhan Financial Group
Co. Ltd.
324,201
0.3
5,641
SK Hynix, Inc.
658,605
0.6
6,986
SK Telecom Co. Ltd.
307,547
0.3
3,209
SK, Inc.
315,246
0.3
14,687  Woori Financial Group,
Inc.
176,345
0.2
11,089,039
10.4
Taiwan : 17.7%
73,000  ASE Technology Holding
Co. Ltd.
346,816
0.3
46,000  Cheng Shin Rubber
Industry Co. Ltd.
71,889
0.1
328,000
Compal Electronics, Inc.
374,124
0.3
52,000
Delta Electronics, Inc.
616,508
0.6
52,000  Evergreen Marine Corp.
Taiwan Ltd.
349,356
0.3
225,000  Far Eastern New Century
Corp.
232,482
0.2
9,000
Fortune Electric Co. Ltd.
153,496
0.1
220,000  Hon Hai Precision Industry
Co. Ltd.
1,339,732
1.3
90,000
Inventec Corp.
137,177
0.1
26,000
MediaTek, Inc.
1,020,870
1.0
51,000  Micro-Star International
Co. Ltd.
270,333
0.2
51,000  President Chain Store
Corp.
425,063
0.4
18,000
Quanta Computer, Inc.
163,637
0.1
27,000  Realtek Semiconductor
Corp.
398,927
0.4
345,962  Taiwan Semiconductor
Manufacturing Co. Ltd.
10,780,369
10.1
159,000  Uni-President Enterprises
Corp.
415,188
0.4
310,000  United Microelectronics
Corp.
420,570
0.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
3,000  Voltronic Power
Technology Corp.
$ 170,959
0.2
420,000
(2)
Winbond Electronics Corp.
208,993
0.2
71,000
Wistron Corp.
250,647
0.2
3,000
Wiwynn Corp.
181,029
0.2
147,000  Yang Ming Marine
Transport Corp.
333,144
0.3
81,000  Zhen Ding Technology
Holding Ltd.
288,166
0.3
18,949,475
17.7
Thailand : 1.5%
31,100
Bumrungrad Hospital PCL
189,052
0.2
58,400
Central Retail Corp. PCL
57,297
0.1
81,700  Kasikornbank PCL
- Foreign
358,956
0.3
428,900
Krung Thai Bank PCL
250,651
0.2
93,600  PTT Exploration &
Production PCL
348,702
0.3
123,000
SCB X PCL - Foreign
410,628
0.4
1,615,286
1.5
Turkey : 0.1%
11,863
KOC Holding AS
68,554
0.1
United Arab Emirates : 2.7%
242,642  Abu Dhabi Commercial
Bank PJSC
662,117
0.6
226,236
Aldar Properties PJSC
464,283
0.4
198,450
Dubai Islamic Bank PJSC
367,644
0.4
279,364
Emaar Properties PJSC
726,762
0.7
115,438
Emirates NBD Bank PJSC
628,966
0.6
2,849,772
2.7
United Kingdom : 0.3%
11,355
Anglogold Ashanti PLC
285,055
0.3
Total Common Stock
(Cost $91,752,230)
102,420,500
95.9
EXCHANGE-TRADED FUNDS : 2.7%
66,518  iShares MSCI Emerging
Markets ETF
2,877,569
2.7
Total Exchange-Traded
Funds
(Cost $2,997,934)
2,877,569
2.7
PREFERRED STOCK : 1.3%
Brazil : 1.3%
65,800  Centrais Eletricas
Brasileiras SA
422,350
0.4
36,309  Cia Energetica de Minas
Gerais
70,787
0.1
42,800
Itau Unibanco Holding SA
230,332
0.2
103,475
Petroleo Brasileiro SA
673,977
0.6
1,397,446
1.3
Total Preferred Stock
(Cost $1,173,845)
1,397,446
1.3
Total Long-Term
Investments
(Cost $95,924,009)
106,695,515
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.7%
Mutual Funds : 0.7%
754,000
(4)
BlackRock Liquidity Funds,
FedFund, Institutional
Class, 4.530%
(Cost $754,000) $ 754,000 0.7
Total Short-Term
Investments
(Cost $754,000)
$ 754,000
0.7
Total Investments in
Securities
(Cost $96,678,009) $ 107,449,515 100.6
Liabilities in Excess of
Other Assets (607,994) (0.6)
Net Assets $ 106,841,521 100.0
ADR American Depositary Receipt
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Non-income producing security.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Rate shown is the 7-day yield as of November 30, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Information Technology 24.3%
Financials 22.5
Consumer Discretionary 9.7
Industrials 9.2
Communication Services 8.9
Materials 6.5
Energy 3.9
Consumer Staples 3.9
Health Care 3.8
Exchange-Traded Funds 2.7
Real Estate 2.4
Utilities 2.1
Short-Term Investments 0.7
Liabilities in Excess of Other Assets (0.6)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Common Stock
Brazil $ 2,990,857 $ — $ — $ 2,990,857
Chile 387,196 — — 387,196
China 1,533,840 24,537,565 — 26,071,405
Colombia 233,668 — — 233,668
Egypt 246,928 — — 246,928
Greece — 1,495,604 — 1,495,604
Hong Kong 333,355 1,175,933 — 1,509,288
Hungary — 415,774 — 415,774
India 185,867 19,366,290 — 19,552,157
Indonesia 670,685 412,441 — 1,083,126
Ireland 903,898 — — 903,898
Luxembourg — 294,325 — 294,325
Malaysia — 2,122,112 — 2,122,112
Mexico 1,875,133 — — 1,875,133
Peru 60,092 — — 60,092
Philippines 193,409 437,757 — 631,166
Poland — 911,310 — 911,310
Qatar 617,627 363,425 — 981,052
Russia — — — —
Saudi Arabia 828,465 2,170,465 — 2,998,930
Singapore 404,350 — — 404,350
South Africa 1,463,176 931,772 — 2,394,948
South Korea — 11,089,039 — 11,089,039
Taiwan — 18,949,475 — 18,949,475
Thailand 410,628 1,204,658 — 1,615,286
Turkey 68,554 — — 68,554
United Arab Emirates — 2,849,772 — 2,849,772
United Kingdom — 285,055 — 285,055
Total Common Stock 13,407,728 89,012,772 — 102,420,500
Exchange-Traded Funds 2,877,569 — — 2,877,569
Preferred Stock 1,397,446 — — 1,397,446
Short-Term Investments 754,000 — — 754,000
Total Investments, at fair value $ 18,436,743 $ 89,012,772 $ — $ 107,449,515
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (4) $ — $ (4)
Written Options — (251,016) — (251,016)
Total Liabilities $ — $ (251,020) $ — $ (251,020)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (Unaudited) (continued)

Voya Emerging Markets High Dividend
Equity Fund
At November 30, 2024, the following forward foreign currency contracts were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 8,643 EGP 428,783 The Bank of New York Mellon 12/02/24 $ (4)
$ (4)
At November 30, 2024, the following OTC written equity options were outstanding for Voya Emerging Markets High Dividend Equity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 12/20/24 USD 42.950 246,799 USD 10,676,525 $ 163,233 $ (116,610)
iShares MSCI
Emerging Markets ETF
Royal Bank of
Canada Call 01/03/25 USD 43.190 245,427 USD 10,617,172 132,506 (134,406)
$ 295,739 $ (251,016)
Currency Abbreviations:
EGP
—
Egyptian Pound
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 22,653,506
Gross Unrealized Depreciation (11,891,560)
Net Unrealized Appreciation $ 10,761,946